Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of major classes of inventory
The following table summarizes the Company's major classes of inventory:

	December 31, 2021	December 31, 2020
		Note 22
Repair parts	$19,519	$14,684
Parts, equipment and components held for resale	15,858	—
Tires and track frames	2,617	2,546
Fuel and lubricants	1,832	1,921
Customer rebuild work in process	4,718	—
	$44,544	$19,151